Financial Instruments and Risk Management (Details 2) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	SFr 17,559,598	SFr 18,971,366
Level 2 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	SFr 1,836,763	SFr 117,132